Selected Statements of Profit or Loss Data - Schedule of Revenue from CryptoAssets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue from CryptoAssets [Line Items]
Revenue from cryptoassets	$ 12,975,078	$ 12,147,329	$ 3,431,274
Revenue from sale of cryptoassets [Member]
Schedule of Revenue from CryptoAssets [Line Items]
Revenue from cryptoassets	12,937,698	12,126,307	3,415,631
Revenue from staking [Member]
Schedule of Revenue from CryptoAssets [Line Items]
Revenue from cryptoassets	32,908	18,097	8,325
Revenue from blockchain rewards [Member]
Schedule of Revenue from CryptoAssets [Line Items]
Revenue from cryptoassets	$ 4,472	$ 2,925	$ 7,318